Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets, Total	$ 31	$ 24	$ 83	$ 79